Supplement to Statement of Additional Information
                           Dated November 1, 2005 for
                           The Hirtle Callaghan Trust

                   The date of this Supplement is June 9, 2006

The Value Equity Portfolio. JS Asset Management, LLC ("JSAM") was retained by the Trust to serve as an additional Specialist Manager for The Value Equity Portfolio pursuant to a Portfolio Management Contract ("Contract") that became effective on March 1, 2006 and was approved by the Board and the shareholders of the Portfolio on December 14, 2005 and February 24, 2006, respectively. The Contract provides that JSAM is entitled to receive a fee of 0.40% of those assets of the Portfolio that are allocated to it. This rate is higher than the rate at which the advisory fee payable to either of the Portfolio's other current Specialist Managers is calculated. Accordingly, depending on the way in which the Portfolio's assets are allocated from time to time, the overall advisory fee paid by the Portfolio may increase.

John K. Schneider, JSAM's founder and chief investment officer, is primarily responsible for the day-to-day management of the Portfolio's assets allocated to JSAM. Mr. Schneider also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

                                                              Assets Managed
         Type of Account              No. of Accounts      (as of March 6, 2006)
         ---------------              ---------------      ---------------------

Registered Investment Companies              4                  $84 million

Other Pooled Investment Vehicles             3                  $36 million

Other Accounts                               3                  $36 million

Conflicts of Interest. It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts. JSAM has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, JSAM believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

Compensation. A portfolio manager's compensation is based on a base salary and their equity interest in the Firm.

The Growth Equity Portfolio. Sustainable Growth Advisers ("SGA") was retained by the Trust to serve as an additional Specialist Manager for The Growth Equity Portfolio pursuant to a Portfolio Management Contract ("Contract") that became effective on May 22, 2006 and was approved by the Board and the shareholders of the Portfolio on March 14, 2006 and May 15, 2006, respectively. The Contract provides that SGA is entitled to receive a fee of 0.35% of those assets of the Portfolio that are allocated to it.

George P. Fraise, Gordon M. Marchand and Robert L. Rohn, who together co-founded SGA in 2003, will be primarily responsible for day-to-day management of that portion of the Portfolio's assets allocated to SGA. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

Other Accounts Managed*

                            Other Registered Investment
                                     Companies              Other Pooled Investment Vehicles            Other Accounts
                            ---------------------------     --------------------------------      --------------------------
    Portfolio Manager         Number      Total Assets        Number          Total Assets        Number        Total Assets
    -----------------         ------      ------------        ------          ------------        ------        ------------
George P. Fraise                 3        $2.6 million          1             $18 million           13          $95 million

Keith Anderson                   3        $2.6 million          1             $18 million           13          $95 million

Robert L. Rohn                   3        $2.6 million          1             $18 million           13          $95 million

* None of these accounts' advisory fees are based on performance.

Conflicts of Interest. SGA has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, SGA believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

Compensation. SGA's portfolio manager compensation program consists of a base salary and participation in a company-funded retirement plan. In addition, all of SGA's portfolio managers are equity owners of SGA, which entitles them to share in the firm's profits and the long-term growth of the firm.

The International Equity Portfolio. Causeway Capital Management LLC ("Causeway") was retained by the Trust to serve as an additional Specialist Manager for The International Equity Portfolio pursuant to a Portfolio Management Contract ("Contract") that became effective on May 22, 2006 and was approved by the Board and the shareholders of the Portfolio on March 14, 2006 and May 15, 2006, respectively. The Contract provides that Causeway is entitled to receive a fee of 0.45% of those assets of the Portfolio that are allocated to it.

Day-to-day responsibility for the management of those assets of the Portfolio allocated to Causeway will be the responsibility of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan Eng and Kevin Durkin. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below as of May 31, 2006.

Other Accounts Managed - Total

                            Other Registered Investment
                                     Companies              Other Pooled Investment Vehicles            Other Accounts
                            ---------------------------     --------------------------------      --------------------------
    Portfolio Manager         Number      Total Assets        Number          Total Assets        Number        Total Assets
    -----------------         ------      ------------        ------          ------------        ------        ------------
Sarah H. Ketterer                4        $6.426 billion        7             $1.704 billion        64          $8.065 billion

Harry W. Hartford                4        $6.426 billion        7             $1.704 billion        68          $8.074 billion

James A. Doyle                   4        $6.426 billion        7             $1.704 billion        68          $8.066 billion

Jonathan Eng                     4        $6.426 billion        7             $1.704 billion        63          $8.065 billion

Kevin Durkin                     4        $6.426 billion        7             $1.704 billion        62          $8.065 billion

Other Accounts Managed - Of Total listed above, those whose advisory fee is based on performance

                            Other Registered Investment
                                     Companies              Other Pooled Investment Vehicles            Other Accounts
                            ---------------------------     --------------------------------      --------------------------
    Portfolio Manager         Number      Total Assets        Number          Total Assets        Number        Total Assets
    -----------------         ------      ------------        ------          ------------        ------        ------------
Sarah H. Ketterer                0             $0               0                  $0                2          $0.655 billion

Harry W. Hartford                0             $0               0                  $0                2          $0.655 billion

James A. Doyle                   0             $0               0                  $0                2          $0.655 billion

Jonathan Eng                     0             $0               0                  $0                2          $0.655 billion

Kevin Durkin                     0             $0               0                  $0                2          $0.655 billion

Conflicts of Interest. The portfolio managers at Causeway who manage the portion of assets of the International Equity Portfolio that are allocated to it ("Causeway Portfolio") also provide investment management services to other accounts, including corporate, pension, public, Taft-Hartley, endowment and foundation, mutual fund, charitable, private trust, wrap fee program, and other institutional and individual accounts including their personal accounts (collectively, "Other Accounts"). In managing the Other Accounts, the portfolio managers may employ an investment strategy similar to that used in managing the Causeway Portfolio, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Causeway Portfolio that they may also recommend to Other Accounts. The portfolio managers may at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher management fee rates than the Causeway Portfolio or pay performance-based fees to Causeway. All of the portfolio managers have personal investments in Causeway International Value Fund, which is managed and sponsored by Causeway. Ms. Ketterer and Mr. Hartford hold a controlling interest in Causeway's equity and Messrs. Doyle, Eng and Durkin have minority interests in Causeway's equity.

Actual or potential conflicts of interest may arise from the portfolio managers' management responsibilities with respect to Other Accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts may provide an incentive to favor certain accounts. Causeway has written compliance policies and procedures designed to mitigate or manage these conflicts of interest, including policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information, as well as a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of Causeway. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.

Compensation. Ms. Ketterer and Mr. Hartford, the Chief Executive Officer and President of Causeway, respectively, and Causeway Portfolio's two senior portfolio managers, receive annual salaries and are entitled, as controlling owners of Causeway, to distributions of Causeway's profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng and Durkin receive a salary, incentive compensation and distributions of Causeway's profits based on their minority ownership interests. Salary and incentive compensation are determined by Causeway's Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of the Causeway Portfolio or any single client account managed by Causeway. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.

The Fixed Income Portfolio. Aberdeen Asset Management, Inc. ("Aberdeen") serves as a Specialist Manager for The Fixed Income Portfolio. The following information replaces the information relating to The Fixed Income Portfolio in the table that appears on page 7 under the heading "Portfolio Management Contracts with Specialist Managers."

                                                                         Most Recent Contract Approval
                                                Served Portfolio       -------------------------------
     Portfolio          Specialist Manager            Since            Shareholders             Board
     ---------          ------------------      ----------------       ------------             ------
The Fixed Income     Aberdeen Asset             December 1, 2005     November 17, 2005   September 26, 2005
Portfolio            Management, Inc.*

*Aberdeen was retained by the Trust to serve as a Specialist Manager for The Fixed Income Portfolio pursuant to a Portfolio Management Contract that became effective and was approved by the Board and the shareholders of the Portfolio on the dates indicated in the table above. Aberdeen replaced Deutsche Asset management, Inc. ("Deutsche"), following Aberdeen's acquisition of certain United Kingdom and Philadelphia-based asset management businesses from Deutsche. For the year ending December 31, 2005, Aberdeen has voluntarily waived 0.05% of the advisory fee to which it would otherwise be entitled under its agreement with the Trust. Aberdeen is a direct, wholly owned subsidiary of Aberdeen Asset Management, PLC, whose principal place of business is 10 Queen's Terrace, Aberdeen, Scotland.

Additional Information About Portfolio Managers. As indicated in the Prospectus, the portfolio management team responsible for day-to-day investment decisions for The Fixed Income Portfolio consists of Gary Bartlett, Warren Davis, Thomas Flaherty, Daniel Taylor, Timothy Vile and Christopher Gagnier. This team also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.

                                                                            Assets Managed
            Type of Account                  No. of Accounts                (as of 12/2/05)
            ---------------                  ---------------                ---------------
Registered Investment Companies                     8                       $3,137,649,292

Other Pooled Investment Vehicles                    14                      $3,864,967,924

Other Accounts*                                    150                      $17,559,492,089

*Aberdeen receives performance based compensation with respect to one account, with assets of $102,099,151.

Conflicts of Interest. Aberdeen manages all accounts noted in the tables above with the same investment philosophy and using the same investment process, thus, limiting contrary positions between accounts. Aberdeen has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Aberdeen believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

Compensation. The general compensation and incentive program for professionals directly involved in the management of The Fixed Income Portfolio typically comprises base salary, which is linked to responsibilities and peer comparison, and variable compensation components linked to their contribution to the results of The Fixed Income Portfolio strategy. Given the team structure, Aberdeen believes it is extremely important that each manager is compensated on the results of the entire client portfolio, as opposed to the performance of the sector for which they are responsible. This approach allows Aberdeen to create a work environment that fosters excellence, teamwork and mutual respect--key ingredients to attracting and maintaining a talented and experienced staff that has a vested interest in the success of the firm. The variable components of compensation generally include cash award (performance bonus) and equity participation. As an individual advances within the organization, the variable components of compensation generally increase as a percentage of the total. Equity incentives also have staff retention benefits, as leaving the firm may lead to forfeiture of the awards.